Commitments and Contingencies (Details) - Schedule of Expenditure Commitments	Jun. 30, 2024 USD ($)
Schedule of Expenditure Commitments [Line Items]
Service fee commitments	$ 250,946	[1]
Operating lease commitments	2,690,062	[2]
Total	2,941,008
Less than 1 year [Member]
Schedule of Expenditure Commitments [Line Items]
Service fee commitments	215,716	[1]
Operating lease commitments	1,671,619	[2]
Total	1,887,335
1-3 years [Member]
Schedule of Expenditure Commitments [Line Items]
Service fee commitments	35,230	[1]
Operating lease commitments	946,402	[2]
Total	981,632
4-5 years [Member]
Schedule of Expenditure Commitments [Line Items]
Service fee commitments		[1]
Operating lease commitments	72,041	[2]
Total	$ 72,041

[1]	The Company has engaged Stander Information Company Limited (“Stander”) to provide technical services relating to the cash management systems for the Company’s secure logistics business. The service agreement with Stander is comprised of a monthly fixed service fee and certain other fees as specified in the agreement, which will expire in August 2025.
[2]	From time to time, the Company entered into various short-term lease agreements to rent warehouses and offices. In addition, the Company has various low value items with various lease terms that the Company is committed to pay in the future.